SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Composition of share capital

Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the board of directors of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended on July 22, 2031. There are no economic or participating rights to this class of shares.
NOTE 8. SHAREHOLDERS’ EQUITY (cont.)

Equity transactions

On July 14, 2023, the Company entered into the H.C. Wainwright Agreement with H.C. Wainwright, pursuant to which the Company may offer and sell, at its option, up to $35,000 of Class A Ordinary Shares through an “at-the-market” equity program under which H.C. Wainwright act as the Company’s sales agent. During the six-month period ended June 30, 2024 the Company sold 54,938 Class A Ordinary Shares under the ATM Sales Agreement for total gross proceeds of approximately $304 and total net proceeds of approximately $293.
On March 1, 2024, the Company executed an underwriting agreement (the “Underwriting Agreement”) between the Company and Roth Capital Partners LLC (the “Underwriter”) pursuant to which the Company conducted an underwritten public offering (the “Public Offering”) of 2,000,000 Class A Ordinary Shares, no par value per share (the “Ordinary Shares”), at a purchase price of $6.50 per share, for aggregate gross proceeds of approximately $13 million. Pursuant to the terms of the Underwriting Agreement, the Company has also granted the Underwriter a 20-day option to purchase Ordinary Shares of up to 300,000 Ordinary Shares, or 15% of the number of Ordinary Shares sold in the Public Offering, solely to cover over-allotments, if any. On March 4, 2024, the Underwriter exercised its overallotment option to purchase an additional 300,000 Ordinary Shares in full. The Public Offering, including the shares issuable upon the exercise of the overallotment option, closed on March 5, 2024 (the “Closing Date”).

At the Closing Date, the Company issued 2,300,000 Ordinary Shares, for aggregate net proceeds of approximately $14,150 to the Company, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company.

Share-based compensation

During the six months ended on June 30, 2024, the Company granted 249,201 options and 438,890 RSUs to its employees, officers, directors and consultants. The weighted average grant date fair value of the options and RSUs were $5.80 and $5.75, respectively.

The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Research and development	2,521	4,801
Selling, general and administrative	3,117	4,069
	$5,638	$8,870